Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares Class A		Ordinary shares Class B	Additional paid-in capital	Cumulative translation adjustments	Accumulated losses	Total
Balance at Dec. 31, 2022	$ 12		$ 6	$ 236,774	$ 1,876	$ (229,377)	$ 9,291
Balance (in Shares) at Dec. 31, 2022	246,686,120		122,072,980
Foreign currency translation Adjustment					587		587
Net income for the year						2,811	2,811
Share-based compensation				3,314			3,314
Shares issued upon exercise of employee share options				49			$ 49
Shares issued upon exercise of employee share options (in Shares)	97,200						97,200
Issuance of shares upon vesting of Restricted Shares	$ 1						$ 1
Issuance of shares upon vesting of Restricted Shares (in Shares)	5,629,400
Balance at Dec. 31, 2023	$ 13		$ 6	240,137	2,463	(226,566)	16,053
Balance (in Shares) at Dec. 31, 2023	252,412,720		122,072,980
Foreign currency translation Adjustment					(229)		(229)
Net income for the year						4,558	4,558
Share-based compensation				1,241			1,241
Issuance of shares upon vesting of Restricted Shares		[1]						[1]
Issuance of shares upon vesting of Restricted Shares (in Shares)	3,485,890
Balance at Dec. 31, 2024	$ 13		$ 6	241,378	2,234	(222,008)	21,623
Balance (in Shares) at Dec. 31, 2024	255,898,610		122,072,980
Foreign currency translation Adjustment					(159)		(159)
Net income for the year						6,301	6,301
Share-based compensation				1,043			1,043
Cancellation of vested Restricted Shares		[1]
Cancellation of vested Restricted Shares (in Shares)	(2,000,000)
Issuance upon subsequent vesting of Restricted Shares		[1]
Issuance upon subsequent vesting of Restricted Shares (in Shares)	2,000,000
Issuance of shares upon vesting of Restricted Shares		[1]
Issuance of shares upon vesting of Restricted Shares (in Shares)	2,601,070
Balance at Dec. 31, 2025	$ 13		$ 6	$ 242,421	$ 2,075	$ (215,707)	$ 28,808
Balance (in Shares) at Dec. 31, 2025	258,499,680		122,072,980

[1]	Less than one thousand.